EARNINGS/(LOSS) PER SHARE (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Convertible Senior Notes [Member] CNY	Dec. 31, 2013 Exchange Gain On Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Exchange Gain On Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Exchange Gain On Convertible Senior Notes [Member] CNY	Dec. 31, 2013 Change In Fair Value Of Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Change In Fair Value Of Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Change In Fair Value Of Convertible Senior Notes [Member] CNY	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.	$ 31,057,341	188,011,825	(1,542,422,068)	273,342,819
Dilutive effect							19,855,810			(21,567,522)			(398,030,217)
Net income / (loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders-Diluted		188,011,825	(1,542,422,068)	(126,399,110)
Denominator for basic calculation-weighted average number of ordinary shares outstanding	94,018,394	94,018,394	88,752,706	93,966,535
Dilutive effect							7,352,536							2,017,591		1,367,900
Denominator for diluted calculation-weighted average number of ordinary shares outstanding	96,035,985	96,035,985	88,752,706	102,686,971
Basic earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ 0.33	2	(17.38)	2.91
Diluted earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ 0.32	1.96	(17.38)	(1.23)